Financial Instruments - Fair Value Estimation - Fair Value of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,322,335	$ 3,731,574
Financial liabilities	4,232,848	4,109,147
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		23,555
Financial liabilities	8,384	139,398
Recurring fair value measurement | Purchase consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,384	111,544
Recurring fair value measurement | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		27,854
Recurring fair value measurement | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		23,555
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0
Financial liabilities	0	0
Recurring fair value measurement | Level 1 | Purchase consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0
Recurring fair value measurement | Level 1 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		23,555
Financial liabilities	4,471	120,036
Recurring fair value measurement | Level 2 | Purchase consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,471	92,182
Recurring fair value measurement | Level 2 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		27,854
Recurring fair value measurement | Level 2 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		23,555
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0
Financial liabilities	3,913	19,362
Recurring fair value measurement | Level 3 | Purchase consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 3,913	19,362
Recurring fair value measurement | Level 3 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0
Recurring fair value measurement | Level 3 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		$ 0